9. Stockholders Deficit - Warrant Activity (Details) (Q2) (USD $)	15 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]	Dec. 31, 2013 Quarter 2 [Member]
Beginning Balance, Warrants		4,338,884
Warrants Granted	6,738,884	5,390,100	6,738,884
Warrants Granted, Weighted Average Exercise Price	$ 0.24	$ 0.375	$ 0.242
Warrants Granted, Weighted Average Remaining Contractual Life (in Years)	5 years	5 years	5 years
Warrants Exercised	(1,400,000)	1,000,000	(1,400,000)
Warrants Exercised, Weighted Average Exercise Price	$ 0.001
Warrants Cancelled/Forfeited	(1,000,000)		(1,000,000)
Warrants Cancelled/Forfeited, Weighted Average Exercise Price	$ 0.001
Ending Balance, Warrants Outstanding		9,728,984	4,338,884
Ending Balance, Warrants, Weighted Average Exercise Price		$ 0.375	$ 0.242
Ending Balance, Warrants, Weighted Average Remaining Contractual Life (in Years)	4 years 10 months	4 years 8 months	5 years